Income tax and social contribution	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income tax and social contribution
16.	Income tax and social contribution

a)	Income tax and social contribution

	For the year ended December 31,
	2018	2017	2016
Income/(loss) before income tax and social contribution	602,105	597,844	17,666
Combined tax rate	34%	34%	34%

Income tax and social contribution statutory rate	(204,716)	(203,267)	(6,006)
Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries	(21,867)	(13,496)	(4,096)
Non-taxable foreign exchange differences	24,917	27,064	91,014
(Provision) Utilization of unrecorded deferred tax on tax loss and on temporary differences	(40,499)	39,872	(212,958)
Reversal of provisions for uncertain tax provisions (*)	—	3,573	—
Deferred Income Tax on Tax Losses included in the PRT (**)	—	83,143	—
Tax credits and other differences	65,971	(8,006)	(2,491)
Other	(5,634)	2,312	557

Total income tax and social contribution expenses	(181,828)	(68,805)	(143,980)

Current income tax and social contribution	(11,224)	2,875	8,731
Deferred income tax and social contribution	(170,604)	(71,680)	(152,711)

	(181,828)	(68,805)	(143,980)

(*)	Reversal of income tax provision prescribed considering the five-year statute of limitation
(**)	Tax Recovery Program (“PRT”)

b)	Breakdown of deferred income tax and social contribution

	December 31,
	2018	2017
Deferred taxes
On temporary differences
Provision for tax, civil and labor risks	27,524	17,746
Deferred revenue of TudoAzul program	(132,740)	(109,698)
Aircraft lease expense	(167,972)	(233,057)
Depreciation of aircraft and engines	(33,973)	(55,258)
Exchange rate	(13,397)	(11,338)
Deferred gain related to aircraft sold	34,241	49,270
Cash flow hedge (*)	52,349	4,994
Fair value of TAP convertible bonds	(274,520)	(147,418)
Provision for onerous contract	24,628	23,442
Financial instruments	(73,735)	(688)
Fair value of aircraft	(397)	(428)
Fair value of slots	(27,947)	(27,947)
Other on business combination fair value adjustment	(2,707)	(4,276)
Others	61,993	41,633

Net deferred tax (liabilities)	(526,653)	(453,023)
Deferred tax assets on net operating losses	82,759	126,112

Net deferred tax (liabilities)	(443,894)	(326,911)

(*)	Deferred tax recorded in “Other comprehensive income (loss)”.

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to offset current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.

The Company has income tax losses that are available indefinitely for offsetting against future taxable profits, as follows:

	December 31,
	2018	2017
Net tax losses	1,829,244	1,940,059

Income tax loss carryforwards (25%)	457,311	485,015
Social contribution negative base tax carryforwards (9%)	164,632	174,605

Deferred income tax assets on tax losses have not been recognized as there is no evidence of recoverability in the near future, except for R$82,759 (December 31, 2017 – R$126,112) related to 30% of the deferred tax liability balance as of December 31, 2018 in accordance to the limit provided by the tax law.